SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options | shares	7,128,417
Options and RSUs exercisable | shares	4,150,587
RSUs 0.0 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0.00
Exercise price, upper range limit	$ 0.00
Outstanding options | shares	376,811
Outstanding options, Weighted average exercise price	$ 0.00
Options and RSUs exercisable | shares
Exercisable options, Weighted average exercise price	$ 0.00
0.01-2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	0.01
Exercise price, upper range limit	$ 2.00
Outstanding options | shares	1,899,640
Outstanding options, Weighted average remaining contractual life (years)	2 years 8 months 26 days
Outstanding options, Weighted average exercise price	$ 1.20
Options and RSUs exercisable | shares	1,209,876
Exercisable options, Remaining contractual life (in years)	2 years 6 months 29 days
Exercisable options, Weighted average exercise price	$ 1.19
2.01-4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	2.01
Exercise price, upper range limit	$ 4.00
Outstanding options | shares	3,070,807
Outstanding options, Weighted average remaining contractual life (years)	4 years 7 months 21 days
Outstanding options, Weighted average exercise price	$ 2.79
Options and RSUs exercisable | shares	1,159,552
Exercisable options, Remaining contractual life (in years)	3 years 9 months 14 days
Exercisable options, Weighted average exercise price	$ 2.89
4.01-6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	4.01
Exercise price, upper range limit	$ 6.00
Outstanding options | shares	478,501
Outstanding options, Weighted average remaining contractual life (years)	2 years 1 month 6 days
Outstanding options, Weighted average exercise price	$ 4.97
Options and RSUs exercisable | shares	478,501
Exercisable options, Remaining contractual life (in years)	2 years 1 month 6 days
Exercisable options, Weighted average exercise price	$ 4.97
6.01-8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	6.01
Exercise price, upper range limit	$ 8.00
Outstanding options | shares	31,000
Outstanding options, Weighted average remaining contractual life (years)	3 years 8 months 19 days
Outstanding options, Weighted average exercise price	$ 6.50
Options and RSUs exercisable | shares	31,000
Exercisable options, Remaining contractual life (in years)	3 years 8 months 19 days
Exercisable options, Weighted average exercise price	$ 6.50
8.01-10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	8.01
Exercise price, upper range limit	$ 10.00
Outstanding options | shares	643,574
Outstanding options, Weighted average remaining contractual life (years)	2 years 7 months 6 days
Outstanding options, Weighted average exercise price	$ 9.07
Options and RSUs exercisable | shares	643,574
Exercisable options, Remaining contractual life (in years)	2 years 7 months 6 days
Exercisable options, Weighted average exercise price	$ 9.07
10.01-13.04 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	10.01
Exercise price, upper range limit	$ 13.04
Outstanding options | shares	628,084
Outstanding options, Weighted average remaining contractual life (years)	1 year 10 months 6 days
Outstanding options, Weighted average exercise price	$ 12.36
Options and RSUs exercisable | shares	628,084
Exercisable options, Remaining contractual life (in years)	1 year 10 months 6 days
Exercisable options, Weighted average exercise price	$ 12.36